UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK BOND FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48504-0813                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
MTA       Metropolitan Transportation Authority

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1  | USAA New York Bond Fund

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PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
June 30, 2013 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.5%)

             NEW YORK (92.0%)
$    1,000   Albany Capital Resource Corp.                     6.00%        11/15/2025    $    1,135
       500   Albany IDA                                        5.00          7/01/2031           504
     1,000   Albany IDA                                        5.25         11/15/2032         1,036
     1,000   Albany IDA                                        5.25         11/15/2032         1,036
       500   Buffalo and Erie County Industrial Land Dev.
               Corp.                                           6.00         10/01/2031           566
     1,000   Buffalo and Erie County Industrial Land Dev.
               Corp.                                           5.25          4/01/2035           945
     1,500   Build NYC Resource Corp.                          5.00          8/01/2042         1,524
     1,000   Build NYC Resource Corp.                          5.50          4/01/2043         1,018
     1,000   Canton Capital Resource Corp. (INS)               5.00          5/01/2040         1,038
       750   Cattaraugus County IDA                            5.10          5/01/2031           748
     2,000   Dormitory Auth. (ETM)                             5.30          2/15/2019         2,295
     1,140   Dormitory Auth. (INS)                             5.00          7/01/2021         1,166
     1,000   Dormitory Auth.                                   5.00          7/01/2024         1,113
     1,500   Dormitory Auth. (NBGA)                            5.00          7/01/2024         1,576
     3,500   Dormitory Auth. (INS)                             5.00          7/01/2025         3,721
     1,730   Dormitory Auth. (INS)                             4.50          8/15/2025         1,742
     2,000   Dormitory Auth.                                   5.00          7/01/2026         2,016
     2,000   Dormitory Auth.                                   5.00          7/01/2026         2,134
     1,000   Dormitory Auth.                                   5.00          7/01/2027         1,092
     2,000   Dormitory Auth.                                   5.00          9/01/2027         2,045
     2,000   Dormitory Auth.                                   5.00          2/15/2030         2,084
     3,275   Dormitory Auth.                                   5.50          5/15/2030         3,869
       500   Dormitory Auth. (INS)                             5.00          7/01/2030           536
     1,000   Dormitory Auth.                                   5.00          7/01/2031         1,032
     3,000   Dormitory Auth. (NBGA)                            4.90          8/15/2031         3,018
     1,000   Dormitory Auth.                                   5.00          1/15/2032         1,055
     2,000   Dormitory Auth.                                   4.25          7/01/2032         2,007
       500   Dormitory Auth. (INS)                             5.63         11/01/2032           547
     2,500   Dormitory Auth. (NBGA)                            5.00          6/01/2033         2,605
     2,500   Dormitory Auth. (INS)                             5.00          7/01/2033         2,640
     2,000   Dormitory Auth.                                   5.25          7/01/2033         2,105
     1,300   Dormitory Auth.                                   5.75          7/01/2033         1,347
     2,000   Dormitory Auth.                                   5.00          2/15/2034         2,097
     1,200   Dormitory Auth. (INS)                             5.00          7/01/2034         1,265
     3,000   Dormitory Auth. (NBGA)                            4.70          2/15/2035         3,003
     3,000   Dormitory Auth.                                   5.00          7/01/2035         3,125
     1,000   Dormitory Auth.                                   5.25          7/01/2035         1,007
     1,000   Dormitory Auth.                                   5.00          7/01/2036         1,030
     2,000   Dormitory Auth. (INS)                             5.00          8/15/2036         2,030
     1,950   Dormitory Auth. (NBGA)                            4.75          2/15/2037         1,958
       250   Dormitory Auth.                                   5.30          7/01/2037           251
       500   Dormitory Auth.                                   5.00          5/01/2038           490
     2,000   Dormitory Auth.                                   5.00          7/01/2038         2,115
       500   Dormitory Auth.                                   5.50          3/01/2039           533
       500   Dormitory Auth.                                   5.00          5/01/2039           516
     1,000   Dormitory Auth.                                   5.50          7/01/2040         1,071
     2,000   Dormitory Auth.                                   5.00          5/01/2041         2,038
       250   Dormitory Auth.                                   5.00          7/01/2042           244

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2  | USAA New York Bond Fund

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
$    1,000   Dutchess County IDA (INS)                         5.50%         4/01/2030    $    1,062
     3,000   Dutchess County IDA                               4.50          8/01/2036         2,723
     1,000   Dutchess County Local Dev. Corp.                  5.00          7/01/2039         1,042
     1,250   Dutchess County Local Dev. Corp.                  5.75          7/01/2040         1,353
     1,000   Environmental Facilities Corp.                    5.00          6/15/2025         1,041
     1,000   Environmental Facilities Corp.                    4.50          6/15/2036         1,015
     2,000   Erie County IDA                                   5.00          5/01/2028         2,190
       250   Erie County IDA                                   5.25          5/01/2032           269
       200   Grand Central District Management Association,
               Inc.                                            5.00          1/01/2022           204
        90   Housing Finance Agency (INS)                      6.13         11/01/2020            90
     1,500   Liberty Dev. Corp.                                5.25         10/01/2035         1,604
     3,000   Long Island Power Auth. (INS)                     5.00          9/01/2034         3,096
     1,000   Long Island Power Auth.                           5.00          9/01/2035         1,027
     2,000   Long Island Power Auth.                           5.00          5/01/2038         2,057
       500   Monroe County IDC                                 5.25         10/01/2031           509
     1,000   Monroe County IDC                                 5.00         12/01/2037         1,012
     2,100   Monroe County IDC (NBGA)                          5.50          8/15/2040         2,238
     3,000   MTA (INS)                                         4.75         11/15/2028         3,118
     1,000   MTA                                               5.00         11/15/2038         1,034
     1,500   MTA                                               5.25         11/15/2038         1,570
     1,000   Nassau County Local Economic Assistance
               Corp.                                           5.00          7/01/2037           987
     2,000   New York City                                     5.25          8/15/2023         2,259
     2,315   New York City                                     5.00          8/01/2026         2,487
     1,885   New York City Health and Hospital Corp.           5.00          2/15/2025         2,037
     1,600   New York City Housing Dev. Corp. (INS)            5.00          7/01/2025         1,697
     1,000   New York City Housing Dev. Corp.                  5.00         11/01/2042         1,033
     1,000   New York City IDA (INS)                           5.00         10/01/2023           931
     3,900   New York City IDA (INS)                           4.50          6/01/2035         3,707
     1,000   New York City IDA                                 5.00          9/01/2035         1,000
     1,000   New York City IDA (INS)                           5.25         11/01/2037         1,023
    17,090   New York City Municipal Water Finance Auth.       5.12 (a)      6/15/2020        14,713
     2,000   New York City Municipal Water Finance Auth.       5.00          6/15/2039         2,095
     3,000   New York City Transitional Finance Auth.          5.00          1/15/2034         3,116
     1,000   New York City Transitional Finance Auth.          5.13          1/15/2034         1,058
     2,000   New York City Trust for Cultural Resources        5.00         12/01/2039         2,103
       825   Newburgh City                                     5.00          6/15/2023           835
       870   Newburgh City                                     5.00          6/15/2024           860
     1,000   Niagara Area Dev. Corp.                           4.00         11/01/2024           947
     1,000   Niagara Falls City School District (INS)          5.00          6/15/2028         1,024
     1,500   Onondaga Civic Dev. Corp.                         5.38          7/01/2040         1,546
     1,000   Onondaga Civic Dev. Corp.                         5.00          7/01/2042           981
     1,000   Onondaga County Trust for Cultural Resources      5.00         12/01/2036         1,068
       600   Rockland County                                   5.00         12/15/2021           648
     1,265   Rockland County                                   3.75         10/01/2025         1,192
       790   Saratoga County Capital Resource Corp.            5.00         12/01/2028           844
       675   Saratoga County IDA                               5.25         12/01/2032           690
     1,000   Seneca County IDA                                 5.00         10/01/2027         1,020
     1,000   State                                             5.00          2/15/2039         1,101
     1,500   Suffolk County EDC                                5.00          7/01/2028         1,592
     2,600   Suffolk County IDA                                5.00         11/01/2028         2,661
     1,125   Suffolk Tobacco Asset Securitization Corp.        5.38          6/01/2028         1,052
     1,450   Suffolk Tobacco Asset Securitization Corp.        5.00          6/01/2032         1,434
     1,000   Thruway Auth. (INS)                               5.00          3/15/2024         1,052
     1,000   Thruway Auth.                                     5.00          4/01/2028         1,083
       995   Tobacco Settlement Financing Corp.                5.50          6/01/2019           999
     1,000   Tompkins County Dev. Corp.                        5.50          7/01/2033         1,088
     1,500   Town of Hempstead IDA                             4.50          7/01/2036         1,504
     3,675   Triborough Bridge and Tunnel Auth.                5.00         11/15/2029         3,963
     3,000   Triborough Bridge and Tunnel Auth.                5.00         11/15/2031         3,154
     1,000   Triborough Bridge and Tunnel Auth.                3.70 (a)     11/15/2032           419
     2,000   Troy Capital Resource Corp.                       5.00          9/01/2030         2,118
     1,000   Upper Mohawk Valley Regional Water Finance
               Auth. (INS)                                     4.25          4/01/2036           989

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3  | USAA New York Bond Fund

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
$    1,685   Urban Dev. Corp.                                  5.00%         1/01/2029    $    1,783
     2,000   Urban Dev. Corp.                                  5.00          3/15/2036         2,094
     1,000   Warren and Washington Counties IDA (INS)          5.00         12/01/2027         1,004
     1,000   Westchester County Health Care Corp.              6.00         11/01/2030         1,115
     1,500   Westchester County Local Dev. Corp.               5.00          1/01/2034         1,503
     1,000   Yonkers (INS)                                     5.00         10/01/2024         1,093
       665   Yonkers (INS)                                     3.00          7/01/2025           605
                                                                                          ----------
                                                                                             187,629
                                                                                          ----------
             GUAM (0.7%)
       500   Government Business Privilege Tax                 5.00          1/01/2037           514
     1,000   Power Auth.                                       5.00         10/01/2030         1,046
                                                                                          ----------
                                                                                               1,560
                                                                                          ----------
             PUERTO RICO (2.4%)
     1,390   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing
               Auth.                                           5.13          4/01/2032         1,264
     3,000   Sales Tax Financing Corp.                         5.75          8/01/2037         3,068
     2,500   Sales Tax Financing Corp.                         6.25 (a)      8/01/2039           535
                                                                                          ----------
                                                                                               4,867
                                                                                          ----------
             U.S. VIRGIN ISLANDS (1.4%)
     2,000   Public Finance Auth.                              5.00         10/01/2032         2,073
       750   Water and Power Auth.                             5.00          7/01/2018           814
                                                                                          ----------
                                                                                               2,887
                                                                                          ----------
             Total Fixed-Rate Instruments (cost: $189,690)                                   196,943
                                                                                          ----------
             VARIABLE-RATE DEMAND NOTES (1.2%)

             NEW YORK (1.2%)
     2,455   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
               Local) (b)(cost: $2,455)                        0.41          3/15/2024         2,455
                                                                                          ----------

UNITS
----------------------------------------------------------------------------------------------------
             LIQUIDATING TRUST (0.3%)
       200   Center for Medical Science, Inc., acquired 11/20/2012; cost $499*(b),(c)            541
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $192,644)                                           $  199,939
                                                                                          ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $   196,943     $         --     $     196,943
Variable-Rate Demand Notes                        --           2,455               --             2,455
Liquidating Trust                                 --             541               --               541
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   199,939     $         --     $     199,939
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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5  | USAA New York Bond Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost, fixed-rate instruments and a liquidating trust which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $9,542,000 and $2,247,000, respectively, resulting in net unrealized appreciation of $7,295,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $204,018,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2013, was $541,000, which represented 0.3% of the Fund's net assets.

*      Non-income-producing security.

================================================================================

7  | USAA New York Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/13
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.